Segment reporting	12 Months Ended
Dec. 31, 2023
Segment reporting
Segment reporting

5.Segment reporting

The Group’s Executive Committee, identified as the chief operating decision maker (“CODM”), reviews and evaluates the Group’s performance from a business perspective according to how the geographical locations are managed. Regional and operating company management are responsible for managing performance, underlying risks, and effectiveness of operations. Regions are broadly based on a scale and geographic basis because the Group’s risks and rates of return are affected predominantly by the fact that the Group operates in different geographical areas, namely Nigeria as the major market, Cameroon, Côte d’Ivoire, Rwanda, South Africa and Zambia, as our Sub Saharan Africa business (“SSA”), Kuwait and Egypt as our Middle East and North Africa business (“MENA”) and Brazil, Colombia and Peru as our Latin America business (“Latam”).

The Executive Committee reviews the Company’s internal reporting to assess performance and allocate resources. Management has determined the operating segments based on these reports.

The CODM has identified four reportable and operating segments:

●	Nigeria
●	SSA, which comprises operations in Cameroon, Côte d’Ivoire, Rwanda, South Africa and Zambia
●	Latam, which comprises operations in Brazil, Colombia and Peru
●	MENA, which comprises operations in Kuwait and Egypt. Although full operations in Egypt have not commenced, the business has incurred some startup costs.

All operating segments are engaged in the business of leasing tower space for communication equipment and capacity leasing and services on fixed broadband networks to Mobile Network Operators (MNOs) and other customers (internet service providers, security functions or private corporations) and provide managed services in limited situations, such as maintenance, operations and leasing services, for certain towers owned by third parties within their respective geographic areas. However, they are managed and grouped within the four operating segments, which are primarily distinguished by reference to the scale of operations, to the similarity of their future prospects and long-term financial performance (i.e. margins and geographic basis).

The CODM primarily uses a measure of segment Adjusted EBITDA (as defined in note 4(e)) to assess the performance of the business. The CODM also regularly receives information about the Group’s revenue, assets and liabilities. The Group has additional corporate costs which do not meet the quantitative thresholds to be separately reported and which are aggregated in ‘Other’ in the reconciliation of financial information presented below. These include costs associated with centralized Group functions including Group executive, legal, finance, tax and treasury services.

There are no revenue transactions which occur between operating segments. Intercompany finance income, finance costs and loans are not included in the amounts below.

The segment’s assets and liabilities are comprised of all assets and liabilities attributable to the segment, based on the operations of the segment and the physical location of the assets, including goodwill and other intangible assets and are measured in the same way as in the financial statements. Other assets and liabilities that are not attributable to Nigeria, SSA, Latam and MENA segments consist principally of amounts excluded from specific segments including costs incurred for and by Group functions not attributable directly to the operations of the reportable segments, share-based payment and  any amounts due on debt held at Group level as the balances are not utilized in assessing each segment’s performance.

Summarized financial information for the year ended December 31, 2023 is as follows:

2023	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	1,381,627	503,049	200,207	40,656	—	2,125,539

Segment Adjusted EBITDA (note 4(e))	855,317	257,072	145,754	22,121	(147,729)	1,132,535
Depreciation and amortization (note 7 and 8)						(435,586)
Net gain on disposal of property, plant and equipment (note 8)						3,806
Insurance claims (note 9)						321
Impairment of withholding tax receivables in Nigeria (note 8)						(47,992)
Business combination costs (note 8)						(2,432)
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent (note 7)						(87,696)
Other costs (a)						(19,017)
Share‑based payment expense (note 8)						(13,370)
Finance income (note 10)						25,209
Finance costs (note 11)						(2,436,511)
Other non-operating income (note 9)						83
Loss before income tax						(1,880,650)
Additions of property, plant and equipment and intangible assets:
- through business combinations	—	—	—	8,566
- In the normal course of business	320,027	96,905	247,580	18,034

Segment assets	1,441,240	1,406,675	2,216,873	186,586
Segment liabilities	866,996	815,769	766,687	111,751

(a)	Other costs for the year ended December 31, 2023 included one-off consulting fees related to corporate structures and operating systems of $10.6 million, one-off consulting services of $1.7 million, costs related to internal reorganization of $4.7 million and one-off professional fees related to financing of $0.3 million.

Summarized financial information for the year ended December 31, 2022 is as follows:

2022	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	1,352,402	412,824	160,008	36,065	—	1,961,299

Segment Adjusted EBITDA (note 4(e))*	802,822	230,066	114,434	16,021	(132,412)	1,030,931
Depreciation and amortization (note 7 and 8)*						(468,904)
Net loss on disposal of property, plant and equipment (note 8)						(3,382)
Insurance claims (note 9)						2,092
Impairment of withholding tax receivables in Nigeria (note 8)						(52,334)
Impairment of Goodwill (note 8)						(121,596)
Business combination costs (note 8)						(20,851)
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent (note 7)						(38,157)
Other costs (a)						(4,873)
Share‑based payment expense (note 8)						(13,265)
Finance income (note 10)						15,825
Finance costs (note 11)*						(872,049)
Other non-operating income						2,584
Loss before income tax*						(543,979)
Additions of property, plant and equipment and intangible assets:
- through business combinations*	—	719,219	386,460	3,650
- In the normal course of business	400,430	101,154	135,069	23,532

Segment assets*	2,270,656	1,639,254	1,931,317	178,471
Segment liabilities*	935,387	912,875	555,885	109,087

*Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.

(a)	Other costs for the year ended December 31, 2022 included $2.3 million costs related to internal reorganization.

Summarized financial information for the year ended December 31, 2021 is as follows:

2021	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	1,146,732	343,945	59,706	29,347	—	1,579,730

Segment Adjusted EBITDA (note 4(e))	783,544	190,654	42,688	13,085	(103,575)	926,396
Depreciation and amortization (note 7 and 8)						(382,882)
Net gain on disposal of property, plant and equipment (note 8)						2,499
Insurance claims (note 9)						6,861
Impairment of withholding tax receivables in Nigeria (note 8)						(61,810)
Business combination costs (note 8)						(15,779)
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent (note 7)						(51,113)
Reversal of provision for decommissioning costs						2,671
Listing costs						(22,153)
Other costs (a)						(15,752)
Share‑based payment expense (note 8)						(11,780)
Finance income (note 10)						25,522
Finance costs (note 11)						(422,034)
Other non-operating income						11,213
Loss before income tax						(8,141)
Additions of property, plant and equipment and intangible assets:
- through business combinations	—	—	468,535	—
- In the normal course of business	318,971	56,291	103,338	20,725

Segment assets	2,038,376	1,024,347	1,453,729	173,888
Segment liabilities	745,944	494,236	393,090	100,947

(a)	Other costs for the year ended December 31, 2021 included one-off professional costs related to financing of $15.1 million and aborted transaction costs of $0.7 million.

Geographical information:

The following countries in which the Group operates contribute material (10% or more) revenue based on mobile network operations and/or have material non-current assets in are as follows:

	2023	2022		2021
	$’000	$'000		$'000
Revenue
Nigeria	1,381,627	1,352,402		1,146,732
Rest of world	743,912	608,897		432,998
	2,125,539	1,961,299		1,579,730
Non‑current assets*
Nigeria	898,264	1,597,989		1,572,774
Brazil	1,875,098	1,648,863		1,274,378
South Africa	493,651	652,492	**	—
Rest of world	912,459	953,607		1,013,385
	4,179,472	4,852,951		3,860,537

*Non-current assets exclude financial instruments, non-current trade and other receivables and deferred tax assets.

**Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.

Revenue from two tier one customers represent approximately 10% or more of the Group’s total revenue:

	2023	2022	2021
	$’000	$'000	$'000

Customer A	60%	62%	66%
Customer B	17%	17%	14%